Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31,	January 31,
	2013	2012
Trade receivables	21,602	17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	20,491	16,858